UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE

EQUITY TRUST

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85%

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70%

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50%

FORM N-Q

MARCH 31, 2010

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85%

Schedules of investments (unaudited)	March 31, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.9%
Legg Mason Capital Management Value Trust, Inc., Class I Shares	126,042	$5,624,013
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares	706,343	8,906,983
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	1,347,853	13,114,608
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	54,863	5,633,376	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	955,901	12,312,008
Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares†	420,079	5,503,040
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	247,123	4,776,892	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	473,954	7,023,998	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	1,098,163	9,455,183
The Royce Fund - Royce Value Fund, Institutional Class Shares	634,073	6,765,558	*
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Institutional Select Class Shares	630,802	6,301,716
Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	426,638	4,462,630
Western Asset High Yield Portfolio, Institutional Select Class Shares	546,459	4,721,404

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $96,580,392)		94,601,409

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
Interest in $50,013,000 joint tri-party repurchase agreement dated 3/31/10 with Deutsche Bank Securities Inc.; Proceeds at maturity - $208,000; (Fully collateralized by U.S. government agency obligations, 2.375% due 3/14/14; Market value - $212,163) (Cost - $208,000)	0.020%	4/1/10	$208,000	208,000

TOTAL INVESTMENTS - 100.1% (Cost - $96,788,392#)				94,809,409

Liabilities in Excess of Other Assets - (0.1)%				(68,550)

TOTAL NET ASSETS - 100.0%				$94,740,859

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

†	On March 1, 2010, Legg Mason ClearBridge Fundamental Value Fund was renamed Legg Mason ClearBridge Fundamental All Cap Value Fund.

See Notes to Schedules of Investments.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70%

Schedules of investments (unaudited) (continued)	March 31, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.8%
Legg Mason Capital Management Value Trust, Inc., Class I Shares	95,657	$4,268,236
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares	406,777	5,129,455
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	803,324	7,816,339
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	41,940	4,306,450	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	613,508	7,901,986
Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares†	321,662	4,213,771
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	183,433	3,545,768	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	242,203	3,589,452	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	624,542	5,377,303
The Royce Fund - Royce Value Fund, Institutional Class Shares	318,525	3,398,659	*
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Institutional Select Class Shares	832,154	8,313,222
Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	1,017,135	10,639,228
Western Asset High Yield Portfolio, Institutional Select Class Shares	416,476	3,598,356

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $74,985,053)		72,098,225

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
Interest in $14,228,000 joint tri-party repurchase agreement dated 3/31/10 with Barclays Capital Inc.; Proceeds at maturity - $143,000; (Fully collateralized by U.S. government obligations, 3.875% due 4/15/29; Market value - $145,861) (Cost - $143,000)	0.010%	4/1/10	$143,000	143,000

TOTAL INVESTMENTS - 100.0% (Cost - $75,128,053#)				72,241,225

Liabilities in Excess of Other Assets - 0.0%				(30,377)

TOTAL NET ASSETS - 100.0%				$72,210,848

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

†	On March 1, 2010, Legg Mason ClearBridge Fundamental Value Fund was renamed Legg Mason ClearBridge Fundamental All Cap Value Fund.

See Notes to Schedules of Investments.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50%

Schedules of investments (unaudited) (continued)	March 31, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.7%
Legg Mason Capital Management Value Trust, Inc., Class I Shares	135,056	$6,026,191
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares	484,064	6,104,049
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	882,768	8,589,337
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	58,984	6,056,470	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	587,319	7,564,668
Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares†	462,898	6,063,967
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	330,787	6,394,105	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	284,136	4,210,900	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	755,543	6,505,229
The Royce Fund - Royce Value Fund, Institutional Class Shares	379,651	4,050,877	*
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Institutional Select Class Shares	1,842,332	18,404,900
Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	3,539,078	37,018,760
Western Asset High Yield Portfolio, Institutional Select Class Shares	1,019,447	8,808,024

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $122,710,815)		125,797,477

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 0.4%
Repurchase Agreement - 0.4%
Interest in $50,013,000 joint tri-party repurchase agreement dated 3/31/10 with Deutsche Bank Securities Inc., Proceeds at maturity - $502,000; (Fully collateralized by U.S. government agency obligations, 2.375% due 3/14/14; Market value - $512,048) (Cost - $502,000)	0.020%	4/1/10	$502,000	502,000

TOTAL INVESTMENTS - 100.1% (Cost - $123,212,815#)				126,299,477

Liabilities in Excess of Other Assets - (0.1)%				(125,575)

TOTAL NET ASSETS - 100.0%				$126,173,902

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

†	On March 1, 2010, Legg Mason ClearBridge Fundamental Value Fund was renamed Legg Mason ClearBridge Fundamental All Cap Value Fund.

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Variable Lifestyle Allocation 85% (“Lifestyle Allocation 85%”), Legg Mason Variable Lifestyle Allocation 70% (“Lifestyle Allocation 70%”) and Legg Mason Variable Lifestyle Allocation 50% (“Lifestyle Allocation 50%”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate their net asset value, the Portfolios value these securities at fair value as determined in accordance with the procedures approved by the Portfolios’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolios have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolios’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Lifestyle Allocation 85%
Investments in Underlying Funds†	$94,601,409	—	—	$94,601,409
Short-term investment†	—	$208,000	—	208,000

Total investments	$94,601,409	$208,000	—	$94,809,409

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Lifestyle Allocation 70%
Investments in Underlying Funds†	$72,098,225	—	—	$72,098,225
Short-term investment†	—	$143,000	—	143,000

Total investments	$72,098,225	$143,000	—	$72,241,225

†	See Schedule of Investments for additional detailed categorizations.

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Lifestyle Allocation 50%
Investments in Underlying Funds†	$125,797,477	—	—	$125,797,477
Short-term investment†	—	$502,000	—	502,000

Total investments	$125,797,477	$502,000	—	$126,299,477

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Portfolios may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio’s holding period. When entering into repurchase agreements, it is the Portfolios’ policy that their custodian or a third party custodian, acting on the Portfolios’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolios generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolios seek to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
Lifestyle Allocation 85%	$4,746,318	$(6,725,301)	$ (1,978,983)
Lifestyle Allocation 70%	3,384,195	(6,271,023)	(2,886,828)
Lifestyle Allocation 50%	6,057,307	(2,970,645)	3,086,662

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2010, the Portfolios did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	May 26, 2010